RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($) $ / shares in Units, shares in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2018	Nov. 23, 2020
Related Party Transaction [Line Items]
Repayment of promissory note - related party			$ 1,000,000
HEALTHCOR CATALIO ACQUISITION CORP
Related Party Transaction [Line Items]
Repayment of promissory note - related party		$ 12,760
Class A Ordinary Shares | HEALTHCOR CATALIO ACQUISITION CORP
Related Party Transaction [Line Items]
Aggregate shares authorized to purchase	25	25
Promissory Note with Related Party | HEALTHCOR CATALIO ACQUISITION CORP
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note				$ 300,000
Outstanding balance of related party note	$ 38,375
Administrative Services Agreement | HEALTHCOR CATALIO ACQUISITION CORP
Related Party Transaction [Line Items]
Expenses per month	10,000
Related Party Loans | HEALTHCOR CATALIO ACQUISITION CORP
Related Party Transaction [Line Items]
Loan conversion agreement warrant	$ 1,500,000	$ 1,500,000
Related Party Loans | HEALTHCOR CATALIO ACQUISITION CORP | Working capital loans warrant
Related Party Transaction [Line Items]
Price of warrant	$ 10.00	$ 10.00